Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Dividend declared for second quarter of 2012 [Member]	Jul. 17, 2012 Agreement for the purchase of the secondhand vessel Stadt Luebeck [Member]	Jul. 13, 2012 Loan drawdown to partly finance the second predelivery installment of Hull S-4023 [Member]
Subsequent Event [Line Items]
Dividends payable	$ 18,306
Dividends payable, per share	$ 0.27
Date of payment of dividends	Aug. 07, 2012
Dividends date of record	Jul. 23, 2012
Estimated delivery date		July 2012
Price Vessels		11,300
Drawdown amount, subsequent			$ 7,640